Risk Management And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Forward Starting Interest Rate Swap [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Other Agreements [Member]
Derivative [Line Items]
Mark to market interest rate swaps						$ 25.0
Percentage of ownership in Southeast Texas		33.33%	33.33%	33.33%
Business acquisition purchase price	100.8		150.0
Interest rate swap agreements designated as cash flow hedging instruments						425.0
Interest rate swap agreements reprice every ninety days						275.0
Interest rate swap agreements reprice every thirty days						175.0
Effective fixed rates lower range					2.94%	2.15%
Effective fixed rates higher range					5.19%		2.598%
Reduce in net liability due to offset of contract	46.0
Interest rate swaps instruments net liability position					21.1
Derivative net liability position	52.9
Letters of credit outstanding										10.0
Outstanding parental guarantees	70.0
Derivative, Notional Amount								80.0	25.0
Notional amount of interest rate derivatives	450.0					450.0	195.0
Fixed rate obligation						$ 150.0